Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Summary of Cash and Cash Equivalents
(in thousands)	December 31, 2019	December 31, 2018
Cash and cash equivalents at banks and on hand	€519,149	€411,495
Total	€519,149	€411,495

Summary of Financial Assets at Amortized Cost
(in thousands)	December 31, 2019	December 31, 2018
Trade receivables	€11,913	€18,938
Other financial assets and receivables	1,680	354
Total	€13,593	€19,292
Total current	13,593	19,273
Total non-current	-	18

Summary of Financial Liabilities at Amortized Cost

(in thousands)	Maturity	December 31, 2019	December 31, 2018
Trade payables		€19,909	€41,721
Lease liabilities		56,683	50,752
2.15% € 10,000,000 secured bank loan	12/30/2027	9,000	4,000
2.08% € 9,450,000 secured bank loan	09/30/2028	7,600	1,600
Other financial liabilities		11,551	6,132
Total		€104,743	€104,205
Total current		35,699	49,987
Total non-current		69,044	54,218

Summary of Carrying Amount of Monetary Assets

The carrying amount of the monetary assets (the Group’s cash and cash equivalents) of BioNTech denominated in foreign currencies at the dates indicated are as follows:

(in thousands)	December 31, 2019	December 31, 2018
USD Bank accounts	€213,913	€176,376
Total	€213,913	€176,376

Summary of Effect of Changes in Foreign Exchange Rates

	1 € =	Closing rate		Average rate
Currency	Country	2019	2018	2019	2018
USD	United States	1.1234	1.1450	1.1195	1.1810

(in thousands)	Change in USD rate	Effect on loss before tax	Effect on pre-tax equity
2019	+5%	€(10,186)	€(10,186)
2019	-5%	€11,259	€11,259
2018	+5%	€(8,399)	€(8,399)
2018	-5%	€9,283	€9,283

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The maturity profile of the Group’s financial liabilities based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2019
(in thousands)	Less than 1 year	1 to 5 years	More than 5 years	Total
Interest bearing loans and borrowings	€2,220	€10,693	€8,355	€21,268
Trade and other payables	€20,498	-	-	€20,498
Lease liabilities	€5,176	€17,882	€55,852	€78,910
Other financial liabilities	€10,351	-	-	€10,351
Total	€38,245	€28,575	€64,207	€131,027

Year ended December 31, 2018
(in thousands)	Less than 1 year	1 to 5 years	More than 5 years	Total
Interest bearing loans and borrowings	-	€5,600	-	€5,600
Trade and other payables	41,721	-	-	41,721
Lease liabilities	3,822	13,346	56,524	73,692
Other financial liabilities	6,132	-	-	6,132
Total	€51,675	€18,946	€56,524	€127,145

Summary of Changes in Liabilities Arising From Financing Activities

Year ended December 31, 2019
(in thousands)	January 1, 2019	Cash flows	New leases and disposals	Reclassification	December 31, 2019
Current obligations under lease contracts	€2,134	€(3,061)	€1,484	€2,928	€3,485
Non-current obligations under lease contracts	48,618	-	8,437	(2,928)	54,127
Interest-bearing loans and borrowings	5,600	11,000	-	-	16,600
Total	€56,352	€7,939	€9,921	-	€74,212

Year ended December 31, 2018
(in thousands)	January 1, 2018	Cash flows	New leases and disposals	Reclassification	December 31, 2018
Current obligations under lease contracts	€1,832	€(2,126)	€296	€2,132	€2,134
Non-current obligations under lease contracts	50,349	-	401	(2,132)	48,618
Interest-bearing loans and borrowings	-	5,600	-	-	5,600
Total	€52,182	€3,474	€697	-	€56,352